Document and Entity Information	Mar. 19, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 8, 2025, Cincinnati Bell Inc. (the “Company”) filed a Current Report on Form 8-K to report the retirement of Christi H. Cornette, the Company’s Culture Operating Officer. This Amendment No. 1 to Form 8-K is being filed to amend the Current Report to report that, in connection with Ms. Cornette’s retirement and the termination of her employment agreement with the Company, she and the Company entered into a Release of Claims dated March 19, 2026 pursuant to which Ms. Cornette agreed that she would separate from employment with the Company effective April 1, 2026 and provided the Company with a customary release of any employment claims. The Release of Claims also provided that Ms. Cornette would receive severance payments as required under her employment agreement.
Document Period End Date	Mar. 19, 2026
Entity File Number	001-8519
Entity Registrant Name	CINCINNATI BELL INC.
Entity Central Index Key	0000716133
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	397-9900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false